                           COLUMBIA FUNDS SERIES TRUST
                      Columbia Marsico Mid Cap Growth Fund
                Columbia Florida Intermediate Municipal Bond Fund
                 Columbia Texas Intermediate Municipal Bond Fund
                      Columbia Intermediate Core Bond Fund
                    (each a "Fund" and together, the "Funds")

                       SUPPLEMENT DATED SEPTEMBER 18, 2006
               TO THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL
                        INFORMATION DATED AUGUST 1, 2006

Effective immediately, the prospectuses and the Statement of Additional Information for all share classes of the Funds are amended as follows:

  I.     COLUMBIA MARSICO MID CAP GROWTH FUND

         At a special shareholder meeting held on September 6, 2006, shareholders of record of Columbia Marsico Mid Cap Growth Fund approved the reorganization of Columbia Marsico Mid Cap Growth Fund into Columbia Mid Cap Growth Fund which took place on September 18, 2006. Accordingly, all references to Columbia Marsico Mid Cap Growth Fund throughout the prospectuses and the Statement of Additional Information are removed. In addition, all references throughout the prospectuses to the proposed reorganization of Columbia Marsico Mid Cap Growth Fund into Columbia Mid Cap Growth Fund are removed.

  II.    COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

         At a special shareholder meeting held on September 6, 2006, shareholders of record of Columbia Florida Intermediate Municipal Bond Fund approved the reorganization of Columbia Florida Intermediate Municipal Bond Fund into Columbia Intermediate Municipal Bond Fund which took place on September 18, 2006. Accordingly, all references to Columbia Florida Intermediate Municipal Bond Fund throughout the prospectuses and the Statement of Additional Information are removed. In addition, all references throughout the prospectuses to the proposed reorganization of Columbia Florida Intermediate Municipal Bond Fund into Columbia Intermediate Municipal Bond Fund are removed.

  III.   COLUMBIA TEXAS INTERMEDIATE MUNICIPAL BOND FUND

         At a special shareholder meeting held on September 6, 2006, shareholders of record of Columbia Texas Intermediate Municipal Bond Fund approved the reorganization of Columbia Texas Intermediate Municipal Bond Fund into Columbia Intermediate Municipal Bond Fund which took place on September 18, 2006. Accordingly, effective September 18, 2006, all references to Columbia Texas Intermediate Municipal Bond Fund throughout the prospectuses and the Statement of Additional Information are removed. In addition, all references throughout the prospectuses to the proposed reorganization of Columbia Texas

         Intermediate Municipal Bond Fund into Columbia Intermediate Municipal Bond Fund are removed.

  IV.    COLUMBIA INTERMEDIATE CORE BOND FUND

         At a special shareholder meeting held on September 6, 2006, shareholders of record of Columbia Intermediate Core Bond Fund approved the reorganization of Columbia Intermediate Core Bond Fund into Columbia Core Bond Fund which took place on September 18, 2006. Accordingly, all references to Columbia Intermediate Core Bond Fund throughout the prospectuses and the Statement of Additional Information are removed. In addition, all references throughout the prospectuses to the proposed reorganization of Columbia Intermediate Core Bond Fund into Columbia Core Bond Fund are removed.









                                                              INT-47/113679-0906